11. SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2012
Segment Information Tables
SEGMENT INFORMATION

Geographic information is as follows:

	June 30,	December 31,
	2012	2011
Identifiable assets
USA	$54,987,972	$52,424,129
Canada	9,471,347	18,345,690
Australia	1,940,464	1,993,279
Mongolia	913,787	1,781,099
Other	19,309	45,613
	$67,332,879	$74,589,810